UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2009

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW August 14,2009

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   68
Form 13F
Information Table Value Total: 366,187 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME	OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES/PRN AMT	SHARES/	PUT / CALL
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

	INVESTMENT	OTHER	VOTING

ACTIVISION INC           	COM	00507V109	 126 	 10,000 	SH		SOLE	01	 10,000
ALEXANDRIA RE EQUIT   		COM	015271109	 22,707 634,446 	SH		SOLE	01	 634,446
AMERICA MOVIL SAB	SPONSORED ADR	02364W105	 1,902 	 49,134 	SH		SOLE	01	 49,134
AMERICAN CAMPUS COMM		COM	024835100	 9,526 	 429,500 	SH		SOLE	01	 429,500
APACHE CORP              	COM	037411105	 1,618 	 22,428 	SH		SOLE	01	 22,428
APPLE INC                	COM	037833100	 324 	 2,273 		SH		SOLE	01	 2,273
BANK OF AMERICA          	COM	060505104	 78 	 5,873 		SH		SOLE	01	 5,873
BECTON DICKINSON         	COM	075887109	 1,198 	 16,800 	SH		SOLE	01	 16,800
BEST BUY CO INC          	COM	086516101	 311 	 9,300 		SH		SOLE	01	 9,300
BOEING CO                	COM	097023105	 808 	 19,000 	SH		SOLE	01	 19,000
BOSTON PROPERTIE INC     	COM	101121101	 12,550 263,112		SH		SOLE	01	 263,112
BURGER KING HOLD INC     	COM	121208201	 967 	 56,000 	SH		SOLE	01	 56,000
CATERPILLAR INC          	COM	149123101	 849 	 25,711 	SH		SOLE	01	 25,711
CBL & ASSOC PROP         	COM	124830100	 2,351 	 436,100 	SH		SOLE	01	 436,100
CISCO SYSTEMS INC        	COM	17275R102	 1,212 	 65,000 	SH		SOLE	01	 65,000
COCA COLA COMPANY        	COM	191216100	 1,200 	 25,000 	SH		SOLE	01	 25,000
COCA-COLA FEMSA SA	SPONSORED ADR	191241108	 883 	 22,000 	SH		SOLE	01	 22,000
CORPORATE OFFICE PRO     	COM	22002T108	 2,306 	 78,637 	SH		SOLE	01	 78,637
CVS CORP                 	COM	126650100	 1,836 	 57,600 	SH		SOLE	01	 57,600
DESARROLLADO-ADR	SPONSORED ADR	25030W100	 1,151 	 41,270 	SH		SOLE	01	 41,270
DIGITAL REALTY TRUST		COM	253868103	 39,532 1,102,711 	SH		SOLE	01	 1,102,711
DOUGLAS EMMETT INC    		COM	25960P109	 17,202 1,913,444 	SH		SOLE	01	 1,913,444
DUPONT FABROS            	COM	26613Q106	 3,988 	 423,330 	SH		SOLE	01	 423,330
EMBRAER EM BRAS AERO	SPONSORED ADR	29081M102	 813 	 49,100 	SH		SOLE	01	 49,100
EQUITY LIFESTYLE PR   		COM	29472R108	 14,982 402,956 	SH		SOLE	01	 402,956
ESSEX PROPERTY TRUST     	COM	297178105	 423 	 6,796 		SH		SOLE	01	 6,796
EXTRA SPACE STORAGE		COM	30225T102	 8,895 	 1,065,293 	SH		SOLE	01	 1,065,293
FEDERAL REALTY INVS   		COM	313747206	 2,898 	 56,253 	SH		SOLE	01	 56,253
FLUOR CORP NEW           	COM	343412102	 1,358 	 26,468 	SH		SOLE	01	 26,468
FTI CONSULTING INC       	COM	302941109	 1,116 	 22,000 	SH		SOLE	01	 22,000
GENERAL ELECTRIC CO      	COM	369604103	 1,364 	 116,400 	SH		SOLE	01	 116,400
GILEAD SCIENCES INC      	COM	375558103	 258 	 5,500 		SH		SOLE	01	 5,500
GOLDCORP INC             	COM	380956409	 1,213 	 30,000 	SH		SOLE	01	 30,000
GOLDMAN SACHS GROUP      	COM	38141G104	 1,386 	 9,400 		SH		SOLE	01	 9,400
GRUPO TELEVISA ADR	SPONSORED ADR	40049J206	 1,165 	 68,500 	SH		SOLE	01	 68,500
HARLEY DAVIDSON INC      	COM	412822108	 109 	 6,730 		SH		SOLE	01	 6,730
HEALTH CARE REIT INC     	COM	42217K106	 26,364 773,126 	SH		SOLE	01	 773,126
HOME PROPERTIES INC   		COM	437306103	 22,017 645,669 	SH		SOLE	01	 645,669
INTEL CORPORATION        	COM	458140100	 166 	 10,000 	SH		SOLE	01	 10,000
JOHNSON AND JOHNSON      	COM	478160104	 1,193 	 21,000 	SH		SOLE	01	 21,000
JOY GLOBAL INC           	COM	481165108	 1,078 	 30,187 	SH		SOLE	01	 30,187
KIMBERLEY CLARK CORP     	COM	494368103	 1,033 	 19,700 	SH		SOLE	01	 19,700
KIMCO REALTY CORP     		COM	49446R109	 20,875 2,077,143 	SH		SOLE	01	 2,077,143
KOHLS CORPORATION        	COM	500255104	 195 	 4,550 		SH		SOLE	01	 4,550
MINAS BUENAVENT ADR	SPONSORED ADR	204448104	 920 	 38,300 	SH		SOLE	01	 38,300
MONSANTO CO              	COM	61166W101	 1,078 	 14,500 	SH		SOLE	01	 14,500
MORGAN STANLEY           	COM	617446448	 428 	 15,000 	SH		SOLE	01	 15,000
NII HOLDINGS INC B       	COM	62913F201	 1,037 	 54,367 	SH		SOLE	01	 54,367
ORACLE CORPORATION       	COM	68389X105	 1,898 	 88,600 	SH		SOLE	01	 88,600
PETROLEO BRASIL-AD	SPONSORED ADR	71654V408	 1,877 	 45,800 	SH		SOLE	01	 45,800
PHILIP MORRIS INTL       	COM	718172109	 1,352 	 31,000 	SH		SOLE	01	 31,000
PUBLIC STORAGE        		COM	74460D109	 23,057 352,124 	SH		SOLE	01	 352,124
QUALCOMM INC             	COM	747525103	 1,700 	 37,602 	SH		SOLE	01	 37,602
REGENCY CENTERS CORP     	COM	758849103	 987 	 28,275 	SH		SOLE	01	 28,275
RESEARCH IN MOTION       	COM	760975102	 1,572 	 19,009 	SH		SOLE	01	 19,009
SALESFORCE.COM INC       	COM	79466L302	 187 	 4,889 		SH		SOLE	01	 4,889
SIMON PROP GROUP INC  		COM	828806109	 49,207 956,783 	SH		SOLE	01	 956,783
SPIRIT AEROSYS HLDG      	COM	848574109	 811 	 59,000 	SH		SOLE	01	 59,000
STEEL DYNAMICS INC       	COM	858119100	 296 	 20,000 	SH		SOLE	01	 20,000
SUNCOR ENERGY INC        	COM	867229106	 895 	 29,500 	SH		SOLE	01	 29,500
TANGER FACT OUTLET    		COM	875465106	 15,139 466,806 	SH		SOLE	01	 466,806
TAUBMAN CENTERS INC   		COM	876664103	 20,172 750,996 	SH		SOLE	01	 750,996
VALE SA-SP ADR   	SPONSORED ADR	91912E105	 1,270 	 72,061 	SH		SOLE	01	 72,061
VARIAN MEDICAL SYSTM     	COM	92220P105	 1,212 	 34,500 	SH		SOLE	01	 34,500
VORNADO REALTY TRUST  		COM	929042109	 4,449 	 98,811 	SH		SOLE	01	 98,811
WAL-MART STORES INC      	COM	931142103	 922 	 19,038 	SH		SOLE	01	 19,038
WELLS FARGO CO           	COM	949746101	 1,338 	 55,149 	SH		SOLE	01	 55,149
XILINX INC               	COM	983919101	 859 	 42,000 	SH		SOLE	01	 42,000